INSURANCE (Tables)	12 Months Ended
Dec. 31, 2024
INSURANCE
Summary of assets and liabilities related to insurance activities

	12/31/2024	12/31/2023
Insurance contract assets
Assets for remaining coverage	4,852,951	3,752,300
Liability for incurred claim - present value of future cash flow	(1,829,162)	(1,117,877)
Liability for incurred claim - risk adjustment for non-financial risk	(91,184)	(49,427)
Net balance	2,932,605	2,584,996

Reinsurance contract Assets
Assets for remaining coverage	(60,632)	(53,989)
Incurred claims for contracts under the Premium Allocation Approach (PAA)	141,757	43,034
Net balance	81,125	(10,955)

Reinsurance contract liabilities
Liabilities for remaining coverage	(19,212)	—
Incurred Claims for contracts under the Premium Allocation Approach (PAA)	1,365	—
Net balance	(17,847)	—

Balances from brokers operations
Assets from brokers operations	170,526	2,221
Liability from brokers operations	(156,414)	(90,270)
Net balance	14,112	(88,049)

Schedule of result for insurance activities

	12/31/2024	12/31/2023
Insurance revenue from contracts measured under the Premium Allocation Approach (PAA)	40,788,242	40,431,615
Insurance revenue	40,788,242	40,431,615
Incurred claims	(6,812,929)	(5,610,340)
Acquisition and administrative expenses	(13,165,411)	(6,896,491)
Insurance service expenses	(19,978,340)	(12,506,831)
Allocation of reinsurance premiums	(299,918)	(323,572)
Amounts recoverable from reinsurers for incurred claims	155,091	80,550
Net expenses from reinsurance contracts held	(144,827)	(243,022)
Insurance service result - IFRS 17	20,665,075	27,681,762
Broker activity operations	4,329,663	3,744,389
Income from insurance activities	24,994,738	31,426,151

Schedule of reconciliation of the liability for remaining coverage and the liability for incurred claims

	Incurred claims for contracts under the Premium Allocation Approach (PAA)
Reinsurance contracts held at December 31, 2024	Remaining coverage	Present value of future cash flows	Total
Reinsurance contract liabilities	(53,989)	43,034	(10,955)
Net balance as at January 1, 2024	(53,989)	43,034	(10,955)
Net income (expenses) from reinsurance contracts held
Allocation of reinsurance premiums	(299,918)	—	(299,918)
Amounts recoverable from reinsurers for incurred claims	—	155,091	155,091
Net income (expenses) from reinsurance contracts held	(299,918)	155,091	(144,827)
IAS29 + finance income from reinsurance contracts held	62,628	(22,492)	40,136
Total amounts recognised in comprehensive income	(237,290)	132,599	(104,691)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	211,435	—	211,435
Recoveries from reinsurance	—	(32,512)	(32,512)
Total cash flows	211,435	(32,512)	178,923
Net balance as at December 31, 2024	(79,843)	143,122	63,279
Reinsurance contract liabilities	(19,212)	1,365	(17,847)
Reinsurance contract Assets	(60,632)	141,757	81,125

	Incurred claims for contracts under the Premium Allocation Approach (PAA)
Reinsurance contracts held at December 31, 2023	Remaining coverage	Present value of future cash flows	Total
Reinsurance contract liabilities	(420,035)	10,993	(409,042)
Net balance as at January 1, 2023	(420,035)	10,993	(409,042)
Net income (expenses) from reinsurance contracts held
Allocation of reinsurance premiums	(323,572)	—	(323,572)
Amounts recoverable from reinsurers for incurred claims	—	80,550	80,550
Net income (expenses) from reinsurance contracts held	(323,572)	80,550	(243,022)
IAS29 + finance income from reinsurance contracts held	173,727	1,098	174,825
Total amounts recognised in comprehensive income	(149,845)	81,648	(68,197)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	548,455	—	548,455
Recoveries from reinsurance	(32,569)	(49,607)	(82,176)
Total cash flows	515,886	(49,607)	466,279
Net balance as at December 31, 2023	(53,989)	43,034	(10,955)
Reinsurance contract liabilities	(53,989)	43,034	(10,955)
Reinsurance contract Assets	—	—	—

Summary of activity of reinsurance contract liabilities and insurance contract assets

	Incurred claims for contracts under the Premium Allocation Approach (PAA)
Reinsurance contracts held at December 31, 2023	Remaining coverage	Present value of future cash flows	Total
Reinsurance contract liabilities	(420,035)	10,993	(409,042)
Net balance as at January 1, 2023	(420,035)	10,993	(409,042)
Net income (expenses) from reinsurance contracts held
Allocation of reinsurance premiums	(323,572)	—	(323,572)
Amounts recoverable from reinsurers for incurred claims	—	80,550	80,550
Net income (expenses) from reinsurance contracts held	(323,572)	80,550	(243,022)
IAS29 + finance income from reinsurance contracts held	173,727	1,098	174,825
Total amounts recognised in comprehensive income	(149,845)	81,648	(68,197)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	548,455	—	548,455
Recoveries from reinsurance	(32,569)	(49,607)	(82,176)
Total cash flows	515,886	(49,607)	466,279
Net balance as at December 31, 2023	(53,989)	43,034	(10,955)
Reinsurance contract liabilities	(53,989)	43,034	(10,955)
Reinsurance contract Assets	—	—	—